REDEEMABLE PREFERRED STOCK, DEFICIT AND SHARE-BASED COMPENSATION EXPENSE - Nonvested Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Awards
Unvested outstanding, beginning of period (in shares)	712,559	574,851
Granted (in shares)	442,830	429,538
Cancelled/forfeited (in shares)	(18,481)	(40,844)
Vested (in shares)	(443,264)	(250,986)
Unvested outstanding, end of period (in shares)	693,644	712,559
Weighted Average Exercise Price
Weighted average exercise price of unvested awards, beginning balance (in USD per share)	$ 1.40	$ 1.44	$ 1.61
Weighted average exercise price of awards granted (in USD per share)	1.34	1.31
Weighted average exercise price of awards cancelled/forfeited (in USD per share)	1.54	1.69
Weighted average exercise price of awards vested (in USD per share)	1.44	1.57
Weighted average exercise price of unvested awards, ending balance (in USD per share)	1.40	1.44
Weighted Average Grant Date Fair Value
Weighted average grant date fair value, beginning balance (in USD per share)	0.68	0.77
Grant date fair value of options granted (in USD per share)	0.72	0.61
Weighted average grant date fair value of awards cancelled/forfeited (in USD per share)	0.76	0.82
Weighted average grant date fair value of awards vested (in USD per share)	0.72	0.76
Weighted average grant date fair value, ending balance (in USD per share)	$ 0.69	$ 0.68
Weighted average remaining contractual life of awards vested and unvested exercisable (in years)	2 years 6 months	2 years 10 months 24 days